Share-based payment plans - Movements in number and restricted shares awards (Details) - Restricted share awards (RSA) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1,	9,525,135	5,883,187	2,746,181
Granted during the year	4,426,496	5,475,616	4,180,218
Forfeited during the year	(628,186)	(165,528)	(184,314)
Vested during the year	(2,943,964)	(1,668,140)	(858,898)
Outstanding at period end	10,379,481	9,525,135	5,883,187